Common Stock - Additional Information (Detail) - USD ($)	1 Months Ended					12 Months Ended
	May 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Feb. 29, 2020	Jul. 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized						150,000,000	150,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Undesignated preferred stock						10,000,000
Undesignated shares of preferred stock outstanding						0	0
Cash dividends						$ 0
Proceeds from issuance of common stock under 2018 employee stock purchase plan						$ 86,000	$ 204,000
July 2019 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock under 2018 employee stock purchase plan					$ 129,464,000
July 2019 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold					7,475,000
Issuance price per shares					$ 18.5
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold					975,000
February 2020 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock under 2018 employee stock purchase plan				$ 93,627,000
February 2020 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold				4,350,000
Issuance price per shares				$ 23
ATM Facility [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold	1,829,268		384,140
Proceeds from issuance of common stock under 2018 employee stock purchase plan	$ 14,550,000		$ 8,130,000
November 2020 Follow-on Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock under 2018 employee stock purchase plan		$ 70,221,000
November 2020 Follow-on Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued and sold		5,000,000
Issuance price per shares		$ 15